DAVID L. BABSON & COMPANY INC.
                               ONE MEMORIAL DRIVE
                               CAMBRIDGE, MA 02142

                   WRITER'S DIRECT DIAL NUMBER: (617) 761-3760




                                                               March 5, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549


    Re: The DLB Fund Group - Prospectus and Statement of Additional Information Registration Nos. 33-82366 and 811-08690
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Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the DLB Fund Group does not differ from that contained in Post-Effective Amendment No. 22 (the "Amendment") to the DLB Fund Group's Registration Statement on Form N-1A. This Amendment was filed electronically via EDGAR on February 27, 2001.

         Please call the undersigned at (617) 761-3760 with any questions.



                                                     Respectfully submitted,

                                                     /s/ John E. Deitelbaum
                                                     --------------------------
                                                     John E. Deitelbaum



cc:      Robert R. Leveille, Esq. (Ropes & Gray)